Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring activity
Restructuring	$ 2	$ 16
Severance and Other Employee Costs [Member]
Restructuring activity
Restructuring		$ 16